Fair Value [Text Block]	6 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value [Text Block]

18.    FAIR VALUE

For  a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018. During the six months ended September 30, 2018, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2018 and September 30, 2018:

	At March 31, 2018
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,876,424	¥10,876,080	¥827,493	¥22,579,997
Debt securities
Japanese national government and Japanese government agency bonds	1,388,143	477,530	—	1,865,673
Japanese prefectural and municipal bonds	—	189,756	—	189,756
Foreign governments and official institutions bonds	8,190,781	469,342	1,047	8,661,170
Corporate bonds	—	3,255,503	23,092	3,278,595
Residential mortgage-backed securities	—	4,432,307	41,141	4,473,448
Asset-backed securities	—	186,351	684,637	870,988
Other debt securities	—	2,800	33,450	36,250
Commercial paper	—	1,210,775	—	1,210,775
Equity securities(2)	1,297,500	651,716	44,126	1,993,342
Trading derivative assets	71,175	12,420,100	93,900	12,585,175
Interest rate contracts	3,320	8,681,427	27,092	8,711,839
Foreign exchange contracts	1,890	3,543,413	12,118	3,557,421
Equity contracts	65,965	118,351	22,994	207,310
Commodity contracts	—	6,239	30,753	36,992
Credit derivatives	—	70,670	943	71,613
Investment securities:
Available-for-sale debt securities	23,105,682	9,376,772	350,660	32,833,114
Japanese national government and Japanese government agency bonds	21,522,128	3,045,776	—	24,567,904
Japanese prefectural and municipal bonds	—	1,537,431	—	1,537,431
Foreign governments and official institutions bonds	1,583,554	567,946	20,192	2,171,692
Corporate bonds	—	1,113,323	6,037	1,119,360
Residential mortgage-backed securities	—	1,617,520	15	1,617,535
Commercial mortgage-backed securities	—	92,806	2,430	95,236
Asset-backed securities	—	1,397,177	161,172	1,558,349
Other debt securities	—	4,793	160,814	165,607
Equity securities(6)	6,255,413	416,171	28,359	6,699,943
Marketable equity securities	6,255,413	416,171	—	6,671,584
Nonmarketable equity securities	—	—	28,359	28,359
Others(3)(4)	955,548	93,042	8,660	1,057,250

Total	¥41,264,242	¥33,182,165	¥1,309,072	¥75,755,479

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥208,354	¥7,060	¥—	¥215,414
Trading derivative liabilities	80,673	11,844,463	81,781	12,006,917
Interest rate contracts	3,085	8,659,042	12,496	8,674,623
Foreign exchange contracts	2,058	2,992,812	5,382	3,000,252
Equity contracts	75,530	117,572	33,679	226,781
Commodity contracts	—	4,362	30,070	34,432
Credit derivatives	—	70,675	154	70,829
Obligation to return securities received as collateral	3,030,974	145,988	—	3,176,962
Others(5)	—	507,700	(25,528)	482,172

Total	¥3,320,001	¥12,505,211	¥56,253	¥15,881,465

	At September 30, 2018
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥11,165,761	¥12,454,327	¥776,404	¥24,396,492
Debt securities
Japanese national government and Japanese government agency bonds	2,395,839	428,697	—	2,824,536
Japanese prefectural and municipal bonds	—	82,105	—	82,105
Foreign governments and official institutions bonds	7,096,467	472,704	1,135	7,570,306
Corporate bonds	—	3,537,933	12,400	3,550,333
Residential mortgage-backed securities	—	5,046,706	38,736	5,085,442
Asset-backed securities	—	332,137	626,934	959,071
Other debt securities	—	877	35,796	36,673
Commercial paper	—	1,628,906	—	1,628,906
Equity securities(2)	1,673,455	924,262	61,403	2,659,120
Trading derivative assets	81,056	11,504,535	75,241	11,660,832
Interest rate contracts	13,761	7,776,462	16,998	7,807,221
Foreign exchange contracts	3,621	3,517,345	16,977	3,537,943
Equity contracts	63,674	143,420	12,256	219,350
Commodity contracts	—	4,842	28,018	32,860
Credit derivatives	—	62,466	992	63,458
Investment securities:
Available-for-sale debt securities	21,343,577	9,520,671	298,262	31,162,510
Japanese national government and Japanese government agency bonds	19,682,038	3,149,851	—	22,831,889
Japanese prefectural and municipal bonds	—	1,776,267	—	1,776,267
Foreign governments and official institutions bonds	1,661,539	516,971	18,945	2,197,455
Corporate bonds	—	1,107,735	2,403	1,110,138
Residential mortgage-backed securities	—	1,495,734	15	1,495,749
Commercial mortgage-backed securities	—	104,327	2,293	106,620
Asset-backed securities	—	1,365,717	130,616	1,496,333
Other debt securities	—	4,069	143,990	148,059
Equity securities(6)	6,503,595	517,401	28,413	7,049,409
Marketable equity securities	6,503,595	517,401	—	7,020,996
Nonmarketable equity securities(7)	—	—	28,413	28,413
Others(3)(4)	923,764	49,712	18,022	991,498

Total	¥40,017,753	¥34,046,646	¥1,196,342	¥75,260,741

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥28,947	¥14,720	¥—	¥43,667
Trading derivative liabilities	130,816	11,589,654	61,842	11,782,312
Interest rate contracts	14,316	7,881,739	20,144	7,916,199
Foreign exchange contracts	2,060	3,489,349	4,415	3,495,824
Equity contracts	114,440	142,932	10,211	267,583
Commodity contracts	—	3,858	26,947	30,805
Credit derivatives	—	71,776	125	71,901
Obligation to return securities received as collateral	3,259,898	167,260	—	3,427,158
Others(5)	—	486,579	5,005	491,584

Total	¥3,419,661	¥12,258,213	¥66,847	¥15,744,721

Notes:	(1)	Includes securities measured under the fair value option.
	(2)	Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2018 were ¥21,517 million, and those at September 30, 2018 were ¥30,195 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2018 were ¥61,463 million, and those at September 30, 2018 were ¥88,173 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
	(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
	(4)	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2018 was ¥35 million, and those at September 30, 2018 was ¥5 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
	(6)	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.
	(7)	Excludes certain investments valued at net asset value of real estate funds whose fair values at September 30, 2018 were ¥14,578 million. The amounts of unfunded commitments related to these real estate funds at September 30, 2018 were ¥7,395 million. For the nature and details of real estate funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2017 and 2018, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30,
	2017		2018
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Investment securities:
Equity securities
Marketable equity securities	¥1,981	¥3,839	¥7,261	¥8,122

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 comprised of securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were no longer available at the end of the period. The transfers from Level 2 into Level 1 comprised of securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2017 and 2018. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2017
	March 31, 2017	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2017
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥799,493	¥18,075	(2)	¥—	¥522,384	¥—	¥(128,188)	¥(240,479)	¥20,416		¥(10,571)		¥981,130	¥18,905	(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(4)		—	1,079	—	—	—	—		—		1,075	(4)
Foreign governments and official institutions bonds	1,836	341		—	37,112	—	(37,369)	(47)	—		(973)		900	69
Corporate bonds	25,521	(1,979)		—	3,170	—	(533)	(3,347)	20,317	(6)	(9,598	)(6)	33,551	(1,957)
Residential mortgage-backed securities	47,914	2,344		—	—	—	—	(4,044)	—		—		46,214	2,306
Asset-backed securities	654,814	16,454		—	476,136	—	(88,454)	(232,251)	—		—		826,699	18,037
Other debt securities	35,552	78		—	—	—	—	—	—		—		35,630	79
Equity securities	33,856	841		—	4,887	—	(1,832)	(790)	99		—		37,061	375
Trading derivatives—net	37,245	7,470	(2)	133	568	(1,385)	—	(13,829)	1,817		(2,453)		29,566	10,436	(2)
Interest rate contracts—net	28,551	(303)		(93)	—	—	—	(6,231)	(3,399)		402		18,927	400
Foreign exchange contracts—net	14,858	(5,533)		115	235	(228)	—	189	5,216		(3,461)		11,391	(2,516)
Equity contracts—net	(6,312)	13,082		112	332	(794)	—	(7,887)	—		606		(861)	11,710
Commodity contracts—net	370	261		(1)	1	(363)	—	55	—		—		323	880
Credit derivatives—net	(222)	(37)		—	—	—	—	45	—		—		(214)	(38)
Investment securities:
Available-for-sale debt securities	337,526	2,053	(3)	(10,705)	139,993	—	(30)	(118,202)	93		(30,390)		320,338	(69	)(3)
Foreign governments and official institutions bonds	20,099	—		(184)	248	—	—	(54)	—		—		20,109	—
Corporate bonds	36,932	115		(17)	521	—	(30)	(446)	93	(6)	(30,390	)(6)	6,778	(69)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,971	—		(49)	—	—	—	(38)	—		—		2,884	—
Asset-backed securities	116,919	1,938		(4,971)	139,224	—	—	(115,699)	—		—		137,411	—
Other debt securities	160,590	—		(5,484)	—	—	—	(1,965)	—		—		153,141	—
Equity securities	26,292	(648	)(4)	—	1,366	—	(1,194)	—	—		(252)		25,564	(1,280	)(4)
Nonmarketable equity securities	26,292	(648)		—	1,366	—	(1,194)	—	—		(252)		25,564	(1,280)
Others	3,850	(275	)(4)	(121)	3,277	—	(3)	—	—		—		6,728	(362	)(4)

Total	¥1,204,406	¥26,675		¥(10,693)	¥667,588	¥(1,385)	¥(129,415)	¥(372,510)	¥22,326		¥(43,666)		¥1,363,326	¥27,630

Liabilities
Others	¥28,432	¥(24,919	)(4)	¥(595)	¥—	¥4,243	¥—	¥(13,055)	¥1,888		¥(15,407)		¥31,615	¥(18,694	)(4)

Total	¥28,432	¥(24,919)		¥(595)	¥—	¥4,243	¥—	¥(13,055)	¥1,888		¥(15,407)		¥31,615	¥(18,694)

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2018
	March 31, 2018	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2018
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥827,493	¥42,948	(2)	¥—	¥274,937	¥—	¥(177,306)	¥(181,133)	¥4,532		¥(15,067)		¥776,404	¥40,167	(2)
Debt securities
Foreign governments and official institutions bonds	1,047	214		—	40,600	—	(40,710)	(16)	—		—		1,135	6
Corporate bonds	23,092	682		—	729	—	(193)	(1,375)	4,532	(6)	(15,067	)(6)	12,400	642
Residential mortgage-backed securities	41,141	667		—	—	—	—	(3,072)	—		—		38,736	636
Asset-backed securities	684,637	38,155		—	216,109	—	(136,388)	(175,579)	—		—		626,934	36,181
Other debt securities	33,450	2,346		—	—	—	—	—	—		—		35,796	2,346
Equity securities	44,126	884		—	17,499	—	(15)	(1,091)	—		—		61,403	356
Trading derivatives—net	12,119	3,739	(2)	(545)	582	(429)	—	(34,413)	23,922		8,424		13,399	(7,391	)(2)
Interest rate contracts—net	14,596	2,127		(134)	—	(94)	—	(18,154)	311		(1,798)		(3,146)	2,256
Foreign exchange contracts—net	6,736	(12,064)		(262)	18	—	—	(2,614)	23,611	(6)	(2,863)		12,562	(11,544)
Equity contracts—net	(10,685)	13,488		(153)	—	—	—	(13,690)	—		13,085	(6)	2,045	964
Commodity contracts—net	683	156		4	564	(335)	—	(1)	—		—		1,071	900
Credit derivatives—net	789	32		—	—	—	—	46	—		—		867	33
Investment securities:
Available-for-sale debt securities	350,660	6,323	(3)	(9,056)	131,326	—	—	(181,004)	102		(89)		298,262	(83	)(3)
Foreign governments and official institutions bonds	20,192	—		(1,002)	242	—	—	(487)	—		—		18,945	—
Corporate bonds	6,037	4		(3)	1,670	—	—	(5,318)	102		(89)		2,403	(83)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,430	—		(104)	—	—	—	(33)	—		—		2,293	—
Asset-backed securities	161,172	6,319		(2,806)	129,400	—	—	(163,469)	—		—		130,616	—
Other debt securities	160,814	—		(5,141)	14	—	—	(11,697)	—		—		143,990	—
Equity securities	28,359	(1,199	)(7)	—	2,203	—	(825)	—	—		(125)		28,413	(1,602	)(7)
Nonmarketable equity securities	28,359	(1,199)		—	2,203	—	(825)	—	—		(125)		28,413	(1,602)
Others	8,660	966	(8)	(22)	8,601	—	(183)	—	—		—		18,022	872	(8)

Total	¥1,227,291	¥52,777		¥(9,623)	¥417,649	¥(429)	¥(178,314)	¥(396,550)	¥28,556		¥(6,857)		¥1,134,500	¥31,963

Liabilities
Others	¥(25,528)	¥(5,160	)(4)	¥2,262	¥—	¥848	¥—	¥(11,902)	¥14,454		¥24,235		¥5,005	¥(1,049	)(4)

Total	¥(25,528)	¥(5,160)		¥2,262	¥—	¥848	¥—	¥(11,902)	¥14,454		¥24,235		¥5,005	¥(1,049)

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)

Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts—net were mainly caused by the change of valuation model and the change cease using certain unobservable input.

	(7)	Included in Investment securities gains—net.
	(8)	Included in Other non-interest income.
	(9)	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,192	Return on equity method	Probability of default	0.0%~0.4%	0.2%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	8.0%~10.0%	9.5%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	110,536	Discounted cash flow	Probability of default	1.2%~5.3%	4.5%
			Recovery rate	60.0%~76.0%	66.3%
	684,586	Internal model(4)	Asset correlations	9.0%	9.0%
			Discount factor	1.0%	1.0%
			Prepayment rate	37.2%	37.2%
			Probability of default	0.0%~91.3%	— (3)
			Recovery rate	65.3%	65.3%
Other debt securities	33,450	Discounted cash flow	Liquidity premium	0.5%~2.4%	0.8%
	149,759	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	72.5%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	14,460	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	34.1%~52.7%
			Correlation between interest rate and foreign exchange rate	19.7%~50.4%
			Recovery rate	41.0%~46.0%
			Volatility	13.4%~100.0%
			Probability of prepayment	100.0%
Foreign exchange contracts—net	6,779	Option model	Probability of default	0.0%~12.5%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	28.1%~50.7%
			Recovery rate	41.0%~46.0%
			Correlation between underlying assets	85.0%
			Volatility	10.3%~16.2%
Equity contracts—net	(16,600)	Option model	Correlation between interest rate and equity	37.1%~39.0%
			Correlation between foreign exchange rate and equity	7.0%~65.2%
			Correlation between equities	20.6%~81.7%
			Correlation between underlying assets	76.0%
	6,528	Discounted cash flow	Term of litigation	2.0years

At September 30, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥18,945	Return on equity method	Probability of default	0.0%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.6%
			Market-required return on capital	10.0%	10.0%
Residential mortgage- backed securities, Commercial mortgage- backed securities and Asset-backed securities	79,186	Discounted cash flow	Probability of default	1.2%~5.3%	5.0%
			Recovery rate	60.0%~76.0%	66.9%
	626,934	Internal model(4)	Asset correlations	9.0%	9.0%
			Discount factor	1.0%	1.0%
			Prepayment rate	28.0%	28.0%
			Probability of default	0.0%~88.1%	— (3)
			Recovery rate	67.6%	67.6%
Other debt securities	35,796	Discounted cash flow	Liquidity premium	1.0%~2.4%	1.3%
	135,688	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	74.9%
			Market-required return on capital	8.0%~10.0%	9.5%

At September 30, 2018	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(3,283)	Option model	Probability of default	0.0%~11.9%
			Correlation between interest rates	31.4%~50.1%
			Correlation between interest rate and foreign exchange rate	23.0%~53.8%
			Recovery rate	41.0%~47.0%
			Volatility	13.6%~70.4%
			Probability of prepayment	100.0%
Foreign exchange contracts—net	12,580	Option model	Probability of default	0.0%~7.6%
			Correlation between interest rates	45.0%~74.0%
			Correlation between interest rate and foreign exchange rate	16.3%~53.8%
			Recovery rate	41.0%~47.0%
			Correlation between underlying assets	85.0%
			Volatility	11.2%~17.2%
Equity contracts—net	(3,767)	Option model	Correlation between interest rate and equity	41.6%
			Correlation between foreign exchange rate and equity	7.0%~65.4%
			Correlation between equities	24.3%~85.9%
			Correlation between underlying assets	76.0%~80.0%
	6,410	Discounted cash flow	Term of litigation	1.5 years

Notes:	(1)	The fair value as of March 31, 2018 and September 30, 2018 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
	(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.

Sensitivity to and range of unobservable inputs

For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018 for further information on the MUFG Group’s valuation process and a detailed discussion of the determination of fair value for individual financial instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets or the measurement alternative for nonmarketable equity securities. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018 for further information on assets and liabilities measured at fair value on a nonrecurring basis.

The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2018 and September 30, 2018:

	March 31, 2018				September 30, 2018
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥—	¥1,984	¥1,984	¥—	¥9,619	¥2,451	¥12,070
Loans	3,458	8,329	239,653	251,440	3,575	10,385	228,659	242,619
Loans held for sale	—	—	22,835	22,835	—	—	26,795	26,795
Collateral dependent loans	3,458	8,329	216,818	228,605	3,575	10,385	201,864	215,824
Premises and equipment	—	—	34,326	34,326	—	—	13,600	13,600
Intangible assets	—	—	9,402	9,402	—	—	416	416
Other assets	92,223	—	6,196	98,419	—	62,996	5,081	68,077
Investments in equity method investees(1)	92,223	—	—	92,223	—	62,996	—	62,996
Other	—	—	6,196	6,196	—	—	5,081	5,081

Total	¥95,681	¥8,329	¥291,561	¥395,571	¥3,575	¥83,000	¥250,207	¥336,782

Notes:	(1)	Excludes certain investments valued at net asset value of ¥8,443 million and ¥7,296 million at March 31, 2018 and September 30, 2018, respectively. The unfunded commitments related to these investments are ¥1,544 million and ¥19 million at March 31, 2018 and September 30, 2018, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
	(2)	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.

The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2017 and 2018:

	Losses(gains) for the six months ended September 30,
	2017	2018
	(in millions)
Investment securities	¥284	¥(8,013)
Loans	25,781	23,727
Loans held for sale	249	3
Collateral dependent loans	25,532	23,724
Premises and equipment	6,227	3,552
Intangible assets	16,591	667
Other assets	28,395	10,696
Investments in equity method investees	27,985	10,034
Other	410	662

Total	¥77,278	¥30,629

Fair Value Option

For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.

The following table presents the gains or losses recorded for the six months ended September 30, 2017 and 2018 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2017			2018
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities(1)	¥90,632	¥460,947	¥551,579	¥(157,359)	¥638,886	¥481,527

Total	¥90,632	¥460,947	¥551,579	¥(157,359)	¥638,886	¥481,527

Financial liabilities:
Other short-term borrowings(2)	¥2,054	¥—	¥2,054	¥(1,446)	¥—	¥(1,446)
Long-term debt(2)	1,172	—	1,172	(6,491)	—	(6,491)

Total	¥3,226	¥—	¥3,226	¥(7,937)	¥—	¥(7,937)

Notes:	(1)	Excludes Danamon’s equity securities. See Note 2 for reference.
	(2)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2018 and September 30, 2018 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2018			September 30, 2018
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥347,002	¥333,985	¥(13,017)	¥378,216	¥355,154	¥(23,062)

Total	¥347,002	¥333,985	¥(13,017)	¥378,216	¥355,154	¥(23,062)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2018 and September 30, 2018:

	At March 31, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥32,648	¥32,648	¥32,648	¥—	¥—
Interest-earning deposits in other banks	43,210	43,210	—	43,210	—
Call loans and funds sold	896	896	—	896	—
Receivables under resale agreements	5,726	5,726	—	5,726	—
Receivables under securities borrowing transactions	9,269	9,269	—	9,269	—
Investment securities(1)(2)	3,684	3,797	1,197	1,051	1,549
Loans, net of allowance for credit losses(3)	116,272	117,753	3	330	117,420
Other financial assets(4)	7,000	7,000	—	7,000	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,862	¥29,862	¥—	¥29,862	¥—
Interest-bearing	165,831	165,825	—	165,825	—
Total deposits	195,693	195,687	—	195,687	—
Call money and funds purchased	2,453	2,453	—	2,453	—
Payables under repurchase agreements	18,135	18,135	—	18,135	—
Payables under securities lending transactions	8,170	8,170	—	8,170	—
Due to trust account	3,386	3,386	—	3,386	—
Other short-term borrowings	6,617	6,617	—	6,617	—
Long-term debt	26,861	26,919	—	26,919	—
Other financial liabilities	6,642	6,642	—	6,642	—

	At September 30, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥35,664	¥35,664	¥35,664	¥—	¥—
Interest-earning deposits in other banks	39,157	39,157	—	39,157	—
Call loans and funds sold	877	877	—	877	—
Receivables under resale agreements	11,266	11,266	—	11,266	—
Receivables under securities borrowing transactions	3,113	3,113	—	3,113	—
Investment securities	4,188	4,198	1,189	1,131	1,878
Loans, net of allowance for credit losses(3)	117,029	117,598	4	284	117,310
Other financial assets(4)	6,954	6,954	—	6,954	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,649	¥29,649	¥—	¥29,649	¥—
Interest-bearing	163,249	163,248	—	163,248	—
Total deposits	192,898	192,897	—	192,897	—
Call money and funds purchased	2,344	2,344	—	2,344	—
Payables under repurchase agreements	25,604	25,604	—	25,604	—
Payables under securities lending transactions	1,900	1,900	—	1,900	—
Due to trust account	3,029	3,029	—	3,029	—
Other short-term borrowings	6,923	6,923	—	6,923	—
Long-term debt	27,622	27,589	—	27,589	—
Other financial liabilities	6,961	6,961	—	6,961	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis at March 31, 2018. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes cost-method investments of ¥437 billion at March 31, 2018, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
	(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(4)	Excludes investments in equity method investees of ¥2,219 billion and ¥2,542 billion at March 31, 2018 and September 30, 2018, respectively.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2018 and September 30, 2018 was not material.